Recovco Due Diligence Review Narrative

(LMAT 2020-RPL1)

Recovco’s Report, which is to be made available to the Recipients by the Client, includes the loan level results of Recovco’s independent, third-party due diligence review conducted for the Client.  The scope of review for these loans is as follows:

DESCRIPTION OF SERVICES:

(1) Type of assets that were reviewed.
Recovco Mortgage Management, LLC (“Recovco”) performed certain due diligence services described below on seasoned residential mortgage loans originated by numerous entities and obtained by an affiliate of GS Mortgage Securities Corp. (“Client”) as part of mortgage loan acquisitions. The review was conducted on behalf of Client from September 2018 through August 2019 via files imaged and provided by Client or its designee for review.

(2)	Sample size of the assets reviewed.

The diligence review (the “Review”) was conducted on a portion of the securitization mortgage loan population reviewed by Recovco. The total population covered during the Review varied by mortgage loan scope. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and Recovco did not review all of the mortgage loans in the securitization loan population for a specific scope of review.

The mortgage loan review sample was broken down into the following review scopes:

◾ “Compliance Review”:	59 mortgage loans
◾ “Data Integrity Review”:	Not Applicable
◾ “Collection Comment Review”:	139 mortgage loans
◾ “Payment History Review”:	Not Applicable
◾ “Title Review”:	Not Applicable
◾ “Title Lien Alert Review”	Not Applicable

Throughout the securitization process, the Client may have removed or added various mortgage loans from the securitization population for reasons that are unknown to Recovco. Recovco’s disclosures herein reflect findings on the securitization population (as known by Recovco) as of the date hereof.

(3) Determination of the sample size and computation.
The Compliance Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of the Form ABS Due Diligence-15E, which is:

Identity of NRSRO	Title and Date of Criteria
Moody's Investors Service, Inc.	Moody's Criteria for Evaluating Independent Third-Party Loan Level; Reviews for U.S. Residential Mortgage Backed Securities (RMBS), dated February 25, 2015
Morningstar Credit Ratings, LLC	Morningstar Due Diligence Mapping for 15E and Morningstar RMBS Ratings Methodology dated July 7, 2016
Standard & Poor’s Rating Services, a Standard & Poor’s Financial Service LLC business
Revised U.S. Residential Mortgage Input File Format, Glossary, and Appendix To The Glossary For LEVELS Version 7.43 – June 1, 2015, Incorporating Third Party Due Diligence into the US RMBS Rating Process dated March 14, 2012, and Methodology For Seasoned Loans In; U.S. RMBS Transactions, April 30, 2010

DBRS	Third-Party Due Diligence Criteria for US RMBS Transactions, dated September 2017
Fitch Ratings, Inc.	U.S. RMBS Master Rating Criteria. dated June 27, 2016
Kroll Bond Ratings	US RMBS Rating Methodology, dated January 9, 2012

(4) Quality or integrity of information or data about the assets: review and methodology.
Not Applicable

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.
Not Applicable

(6) Value of collateral securing the assets: review and methodology.
Not applicable.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that Recovco did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Recovco are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which Recovco is relying in reaching such findings.

Please be further advised that Recovco does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Recovco do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Recovco. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. Risk levels associated with a loan may have changed an exception level, given rating agency published guidance, written guidance, or other guidance from the rating agency team on the transaction. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Recovco to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Recovco are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Recovco does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by Recovco.

Use of alternative data and documents:  These are seasoned loans and wherever appropriate, alternative documentation was reviewed.  For example, if no final HUD Settlement Statement or Truth in Lending Disclosure was present, preliminary HUD and/or TILA disclosures were reviewed.

Recovco reviewed each residential mortgage loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with:

a. Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

i.	Rescission (§1026.23):

1.	failure to provide the right of rescission notice;

2.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

3.	errors in the right of rescission notice;

4.	failure to provide the correct form of right of rescission notice;

5.	failure to provide the three (3) business day rescission period; and

6.
any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

ii.	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

1. review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

2.	proper execution by all required parties;

3.	principal and interest calculations, and proper completion of the interest rate and payment summary; and

4. timing of initial and re-disclosed TIL(s); c) Tolerances (§§1026.18, 22 and 23):
i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re- calculated APR; and

ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re- calculated Finance Charge;

d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;

e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

b. Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

i.	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm the presence of the current GFE form in effect at the time of origination;

2.	verify GFE was provided to the borrower(s) within three (3) business days of application;

3.	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;

4.	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and

5.	confirm the presence of a settlement service provider list, as applicable;

ii.	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm current applicable HUD form was provided;

2.	determination that the loan file contains the final HUD;

3.	escrow deposit on the final HUD matches the initial escrow statement amount; and

4.	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.

iii.	GFE and Final HUD Comparison (§1024.7):

1.	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

2.	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and

3.	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.

iv.	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

1.	confirm the presence of the Servicing Disclosure Statement form in the loan file;

2.	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

3.	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

4.	confirm the Special Information Booklet was provided within three (3) business days of application;

5.	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;

6.	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

7.	confirm the Affiliated Business Arrangement Disclosure is executed;

8.	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing;

c. The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

d. The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

e.	Federal and state specific late charge and prepayment penalty provisions.

f.	Document Review
Recovco reviewed each the loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent:
•	Initial application (1003);

•	Sales contract;

•	Hazard and/or flood insurance policies;

•	Copy of note for any junior liens;

•	Appraisal;

•	Title/Preliminary Title;

•	Initial TIL;

•	Final 1003;

•	Final TIL;

•	HUD from sale of previous residence;

•	Initial and final GFE’s;

•	Changed circumstance documentation;

•	Final HUD-1;

•	Right of Rescission Disclosure;

•	Mortgage/Deed of Trust;

•	Note;

•	Mortgage Insurance;

•	Tangible Net Benefit Disclosure;

•	Subordination Agreement;

•	FACTA disclosures;

•	Notice of Special Flood Hazards; and

•	Certain other disclosures related to the enumerated tests set forth herein.

(8)	OTHER REVIEW AND METHEDOLOGY

COLLECTION COMMENT REVIEW SUMMARY
For the 159 mortgage loans in the Collection Comment Review, Recovco utilized individual loan collection comment reports provided by the related servicer.

TITLE REVIEW SUMMARY
Not Applicable

PAYMENT HISTORY SUMMARY
Not Applicable

SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW
The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSROs.

Exception Type	Exception Count
Prepayment Rider Missing	28
Transmittal (1008) is Missing	21
Notice of Servicing Transfer missing or unexecuted	21
Disclosures	19
Disclosure	12
Final 1003 is Missing	11
Loan program disclosure missing or unexecuted	10
Good Faith Estimate missing or unexecuted	9
Application Missing	9
Missing Appraisal	8
Missing credit report	8
Mortgage - Missing required ARM Rider	8
ComplianceEase TILA Test Failed	6
Final Application is missing	5
Required Affiliated Business Disclosure missing/un	4
Init. Escrow Acct Disc missing; loan has escrows	4
Right of Rescission missing or unexecuted	4
State Specific Disclosure	4
Final TIL Missing or Not Executed	3
Settlement date is different from note date	2
HUD-1 Closing Statement missing or unsigned	2
Missing required 1-4 family rider	1
Property is Manufactured Housing	1
ROR Transaction date not consistent with Note and/	1
Missing Title evidence	1
Note is missing or unexecuted	1
Special information booklet is Missing	1
Credit score not provided	1
Not all borrowers signed HUD	1
ComplianceEase State Regulations Test Failed	1
Mortgage missing / unexecuted	1
Missing Doc	1
Grand Total	209

COMPLIANCE REVIEW RESULTS SUMMARY
After review of the 59 mortgage loans, no mortgage loans had a rating grade of “A / RA”, 59 mortgage loans had a rating grade of “B / RB”, none of the mortgage loans had a rating grade of “C / RC”, and none of the mortgage loans had a rating grade of “D / RD.”

Pursuant to the applicable NRSRO criteria, Recovco graded certain compliance exceptions as non-material based upon seasoning of the mortgage loans. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which is raised as a defense to foreclosure. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

NRSRO Grade	Count	Loan count %
A / RA	0	0.00%
B / RB	59	100.00%
C / RC	0	0.00%
D / RD	0	0.00%

COMPLIANCE REVIEW RESULTS SUMMARY (EXCEPTION LISTING)
The summaries below detail the exceptions as noted in the Compliance Review and reflect only compliance EV2s or EV3s, as noted when conducting the Compliance Review. Please note that an EV3 may not result in a compliance C or D grade per relevant rating agency guidelines and some mortgage loans may have multiple exceptions. Certain RESPA and application date related exceptions, based upon the time of the initial review, may have been originally considered an EV3 and are reported in the table below as such but would now be considered an EV2.

DATA INTEGRITY REVIEW RESULTS SUMMARY
Not Applicable

TITLE LIEN REVIEW SUMMARY
Not Applicable

PAYMENT HISTORY REVIEW SUMMARY
Not Applicable

COLLECTION COMMENT REVIEW SUMMARY (107 Mortgage Loans)
For the 139 mortgage loans in the Collection Comment Review, Recovco utilized individual loan collection comment reports provided by the related servicer. At the time of the review, the current status of the mortgage loans was noted as performing for 135 mortgage loans and delinquent for 4 mortgage loan.

Loan List

Seller Loan ID	Customer Loan ID	Review Criteria
16168	23651611	Compliance
16184	23651623	Compliance
23597330	W101091070	Compliance
27162514	106298	Compliance
27162641	579066991	Compliance
27162656	579067037	Compliance
27162661	579067056	Compliance
27162823	38072	Compliance
27162833	37413	Compliance
27162839	37542	Compliance
27162843	38546	Compliance
27162846	49849	Compliance
27162863	194099	Compliance
36551	23652042	Compliance
482438488	25637508	Compliance
482511136	25637680	Compliance
482550597	25638332	Compliance
482656006	25638610	Compliance
482668951	25638747	Compliance
482872405	25640373	Compliance
483623195	25637254	Compliance
483894333	25638761	Compliance
483930905	25639664	Compliance
16138	23651598	Compliance
27162648	579067008	Compliance
27162866	194160	Compliance
27162940	571616111	Compliance
27162568	578259535	Compliance
27162578	578255306	Compliance
27162581	578255326	Compliance
27162784	578267495	Compliance
27162788	578267516	Compliance
27162791	578267301	Compliance
27162797	578267588	Compliance
27162812	37606	Compliance
27162813	38756	Compliance
27162821	38720	Compliance
27162829	37257	Compliance
482852084	25640245	Compliance
483802567	25638381	Compliance
27162864	194114	Compliance
482620663	25638319	Compliance
482712833	25639392	Compliance
482742434	25639948	Compliance
482837184	25640071	Compliance
482864402	25640559	Compliance
482902608	25640808	Compliance
483727004	25637602	Compliance
483738761	25638005	Compliance
483769535	25637943	Compliance
483887535	25638470	Compliance
483893913	25638679	Compliance
483967188	25639991	Compliance
483967725	25639942	Compliance
483985362	25640200	Compliance
484047345	25640722	Compliance
484079801	25640967	Compliance
484083548	25641014	Compliance
484092861	25641051	Compliance

Seller Loan ID	Customer Loan ID	Review Criteria
23597330	W101091070	Comment
9.805E+09	23227083	Comment
9.805E+09	23227211	Comment
9.805E+09	23227313	Comment
101619	23651877	Comment
101655	23651861	Comment
106137	23651660	Comment
106310	23651673	Comment
134674	23652061	Comment
16127	23651595	Comment
16138	23651598	Comment
16168	23651611	Comment
16184	23651623	Comment
16191	23651624	Comment
16340	23651627	Comment
27162490	578224715	Comment
27162491	578224749	Comment
27162492	578224774	Comment
27162503	578224896	Comment
27162511	578363428	Comment
27162514	106298	Comment
27162516	578189674	Comment
27162517	578189712	Comment
27162523	578189469	Comment
27162524	578189478	Comment
27162528	578219680	Comment
27162534	578224580	Comment
27162535	578224551	Comment
27162542	578224591	Comment
27162547	177434	Comment
27162548	177439	Comment
27162549	177446	Comment
27162553	177523	Comment
27162555	177542	Comment
27162556	177553	Comment
27162560	177353	Comment
27162561	177365	Comment
27162564	183454	Comment
27162565	578255158	Comment
27162566	578255172	Comment
27162568	578259535	Comment
27162569	578255195	Comment
27162571	183567	Comment
27162575	578255295	Comment
27162578	578255306	Comment
27162581	578255326	Comment
27162584	578255351	Comment
27162585	578255003	Comment
27162588	578255033	Comment
27162592	183384	Comment
27162605	578277207	Comment
27162610	578276849	Comment
27162635	579066967	Comment
27162640	579066984	Comment
27162641	579066991	Comment
27162648	579067008	Comment
27162655	579067033	Comment
27162656	579067037	Comment
27162661	579067056	Comment
27162672	570223941	Comment
27162679	578181680	Comment
27162685	122480	Comment
27162690	171497	Comment
27162691	171498	Comment
27162692	171499	Comment
27162694	171503	Comment
27162699	171464	Comment
27162701	171479	Comment
27162702	171482	Comment
27162704	578224294	Comment
27162706	578225046	Comment
27162734	578238914	Comment
27162749	578239220	Comment
27162752	578239258	Comment
27162757	578239303	Comment
27162767	189130	Comment
27162769	189147	Comment
27162770	189154	Comment
27162776	189297	Comment
27162777	189209	Comment
27162784	578267495	Comment
27162788	578267516	Comment
27162791	578267301	Comment
27162797	578267588	Comment
27162802	578267403	Comment
27162806	172766	Comment
27162807	172784	Comment
27162808	172800	Comment
27162812	37606	Comment
27162813	38756	Comment
27162821	38720	Comment
27162823	38072	Comment
27162829	37257	Comment
27162833	37413	Comment
27162839	37542	Comment
27162843	38546	Comment
27162844	49524	Comment
27162846	49849	Comment
27162847	49904	Comment
27162863	194099	Comment
27162864	194114	Comment
27162866	194160	Comment
27162871	578155252	Comment
27162872	578155256	Comment
27162876	578155277	Comment
27162885	578155340	Comment
27162893	578155395	Comment
27162908	578155509	Comment
27162909	578155512	Comment
27162911	578155535	Comment
27162913	578155542	Comment
27162915	578155547	Comment
27162925	578155570	Comment
27162931	578155607	Comment
27162940	571616111	Comment
27162948	578197820	Comment
27162956	578183085	Comment
27162957	578183088	Comment
27162959	578241066	Comment
27162966	578241049	Comment
27162967	578241056	Comment
33664	23651647	Comment
33706	23651655	Comment
36273	23651981	Comment
36331	23651998	Comment
36442	23652016	Comment
36479	23652025	Comment
36482	23652027	Comment
36551	23652042	Comment
36584	23652048	Comment
37726	23652088	Comment
515399812	23651583	Comment
53933	23651779	Comment
53976	23651783	Comment
54364	23651777	Comment
54571	23651769	Comment
55229	23651830	Comment
55499	23651793	Comment
578203537	19798361	Comment